Expense Example, No Redemption - Invesco Peak Retirement 2050 Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	621	1,729	2,823	5,494	152	1,460	2,732	5,627	101	1,319	2,515	5,412	50	1,176	2,293	5,046	50	1,071	2,095	4,665	50	1,071	2,095	4,665